Fair value measurements - Transfers between levels (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Transfers between level 3 and level 2	$ 0.0	$ 0.0